PRIVATE PLACEMENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022
Private Placements
PRIVATE PLACEMENTS

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 440,000 Private Placement Units at a price of $10.00 per Private Placement Unit generating gross proceeds in the amount of $4,400,000. In connection with the full exercise of the over-allotment option, the Sponsor purchased an additional 33,750 Private Placement Units at a purchase price of $10.00 per Unit for total gross proceeds of $337,500. Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the Class A common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of an Initial Business Combination, subject to certain exceptions.

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 440,000 Private Placement Units at a price of $10.00 per Private Placement Unit generating gross proceeds in the amount of $4,400,000. In connection with the full exercise of the over-allotment option, the Sponsor purchased an additional 33,750 Private Placement Units at a purchase price of $10.00 per Unit for total gross proceeds of $337,500. Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the Class A common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of an Initial Business Combination, subject to certain exceptions.